Average Annual Total Returns - Class A - Thrivent Small Cap Stock Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	S&P SmallCap® 600 Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap® 600 Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap® 600 Index(reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	16.93%	15.05%	10.96%	16.42%	12.91%	9.37%	10.38%	11.65%	8.61%	11.29%	12.37%	11.92%	19.96%	13.26%	11.20%